CONTINGENCIES (Details) CAD in Millions, $ in Millions		1 Months Ended	6 Months Ended
	Jul. 26, 2010 mi km bbl	Jun. 30, 2015 USD ($) a item	Jun. 30, 2015 USD ($) a item	Jun. 30, 2015 CAD item	Mar. 31, 2015	Jan. 02, 2015	Dec. 31, 2014	Apr. 30, 2011 USD ($)
CONTINGENCIES
Aggregate limited amount for pollution liability under insurance program		$ 860.0	$ 860.0
EEP
CONTINGENCIES
Ownership interest (as a percent)		35.90%	35.90%	35.90%	35.90%	36.60%	33.70%
Line 6B Crude Oil Release
CONTINGENCIES
Estimated cost		$ 1,200.0	$ 1,200.0
Estimated cost, net of tax | CAD				CAD 193
Amount of to date insurance claim recorded		547.0	$ 547.0
Amount of to date insurance claim recorded, net of tax | CAD				CAD 80
Line 6B Crude Oil Release | EEP
CONTINGENCIES
Estimated volume of oil released (in barrels) | bbl	20,000
Area affected by released crude oil	38
Minimum acres of wetland provided through restoration | a			300
Payment for mitigation of impacts on banks, bottomlands and watershed			$ 5.0
Reimbursement payments to date		12.0	12.0
Estimated fine or penalty amount		48.0	48.0
Aggregate limited amount for pollution liability under insurance program								$ 650.0
Expected insurance recovery		$ 650.0	$ 650.0
Number of actions or claims filed | item		5	5	5
Minimum amount of civil penalties which may be assessed		$ 40.0	$ 40.0
Line 6A Crude Oil Release
CONTINGENCIES
Number of actions or claims filed | item		1	1	1
Environmental Liabilities
CONTINGENCIES
Estimated fine or penalty amount		$ 3.9	$ 3.9
Amount of restoration land required | a		175